AUGUST 2002

Dear Fund Shareholders,

I am very pleased to report that the AMERITOR SECURITY TRUST FUND has been restructured into a small cap growth mutual fund and has outperformed its indexes over the past six months. Since January 1, 2002 through June 30, 2002, the AMERITOR SECURITY TRUST FUND'S equity performance (not including mutual fund expenses) was down only 4.22% versus the S&P 500 Index, which was down 13.16% and the small cap Russell 2000 Index, which was down 4.94% for the same period.

The Dow Jones Industrial Average is lower today than it was in mid-1998. As for the NASDAQ, it is down almost 37% year-to-date and down almost 75% from its March 2000 high. Technically, this has been the worst bear market since World War II.

Historically, when stocks do stage a real recovery after a prolonged down period, there is always a sharp recovery. Typically, the market goes up 15% to 20% in a very short period of time coming off a true market bottom.

We continue to believe that the best strategy in a bear market is to invest in small cap stocks that have continued to increase their cash flow and sales during this current bear market.

After every previous recession, the stocks that have gone up first and fastest are of those companies that dominate their industries niches and are increasing sales and cash flow. These are the companies that will begin to produce higher earnings first and ultimately higher stock market prices.

These are the type of small cap companies that are the mainstays of the AMERITOR SECURITY TRUST FUND.

We believe these first rate small cap stocks currently held in both Fund's portfolio will strongly outperform when the market starts its eventual rebound.

Jerome Kinney


President

             1630 DUKE STREET, SUITE 200. ALEXANDRIA, VIRGINIA 22314
                         703/683-8575 FAX 703/683-9083

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES
   AND SHAREHOLDERS OF
AMERITOR SECURITY TRUST
WASHINGTON, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Security Trust, as of June 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the financial highlights for the three years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented for the two year period ending June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ameritor Security Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for the three years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JULY 31, 2002

AMERITOR SECURITY TRUST FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
                                                                   --------    ----------
COMMON STOCK                                             91.42%
    Communications Equipment
       Clearone Communications (A)                        6.63%       6,500    $   95,745
                                                                               ----------
    Diagnostic Substance
       Immucor, Inc. Com (A)                              4.87%       3,000        70,410
                                                                               ----------
    Electronics
       Benchmark Electronics, Inc. (A)                    5.99%       3,000        86,520
                                                                               ----------
    Financial Services
       Financial Fed Corp. Com (A)                        5.98%       2,573        86,324
                                                                               ----------
    Food & Beverage
       Bob Evans Farms, Inc.                              5.28%       2,425        76,339
                                                                               ----------
    Household Products
       Ethan Allen Interiors, Inc.                        5.80%       2,376        83,778
                                                                               ----------
    Healthcare Services
       Amerigroup Corp. Co. (A)                           3.30%       1,717        47,629
                                                                               ----------
    Investment Companies
       Maxcor Financial Group, Inc. Com (A)               6.29%      15,500        90,830
                                                                               ----------
    Machinery
       Zebra Technologies (A)                             4.99%       1,491        71,896
                                                                               ----------
    Managed Care Service
       Orthodontic Centers of America (A)                 4.09%       2,575        59,070
                                                                               ----------
    Pharmaceutical
       KV Pharmaceutical CL B (A)                         5.65%       3,108        81,585
                                                                               ----------
    Printing
       CSS Industries, Inc. Com (A)                       3.68%       1,498        53,179
                                                                               ----------
    Restaurants                                           7.35%
       P.F. Chang's China Bistro, Inc. (A)                            1,000        31,420
       Panera Bread Co. CL A (A)                                      2,150        74,712
                                                                               ----------
          TOTAL RESTAURANTS                                                       106,132
                                                                               ----------
    Retail                                                5.15%
       99 Cents Only Store                                            1,200        30,780
       J Jill Group, Inc. (A)                                         1,150        43,643
                                                                               ----------
          TOTAL RETAIL                                                             74,423
                                                                               ----------

--------------------------------------------------------------------------------


AMERITOR SECURITY TRUST FUND

PORTFOLIO OF INVESTMENTS - (CONTINUED)

JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
                                                                   --------    ----------
COMMON STOCK                                             91.42%
    Services
       Regis Corp.                                        6.17%       3,300        89,163
                                                                               ----------
    Software Products
       Ecollege Com (A)                                   2.82%      12,000        40,800
                                                                               ----------
    Telecommunications
       California Amplifier (A)                           4.42%      13,435        63,816
                                                                               ----------
    Telemarketing
       ICT Group, Inc. (A)                                2.96%       2,350        42,700
                                                                               ----------
          TOTAL COMMON STOCK (COST $1,364,450)                                  1,320,339
                                                                               ----------

                                                                                 VALUE
                                                                     PAR        (NOTE 1)
                                                                   --------    ----------
INVESTMENT COMPANY                                        8.58%
    Evergreen Money Market Treasury
       Institutional - Money Market Fund
       Institutional Shares (COST $123,951)                        $123,951       123,951
                                                                               ----------
          TOTAL PORTFOLIO OF INVESTMENTS (COST $1,488,401)                     $1,444,290
                                                                               ==========

(A)  NON-INCOME PRODUCING SECURITY.

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2002
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $1,488,401) (NOTE 1)                         $  1,444,290
    Receivable for securities sold                                               148,176
    Prepaid insurance                                                              2,296
    Interest and dividend receivable                                                 151
                                                                            ------------
       TOTAL ASSETS                                                            1,594,913
                                                                            ------------

LIABILITIES
    Payable for securities purchased                                        $     44,905
    Accounts payable and accrued expenses                                         24,875
    Investment advisory and service fees payable (NOTE 4)                          7,764
                                                                            ------------
       TOTAL LIABILITIES                                                          77,544
                                                                            ------------

NET ASSETS                                                                  $  1,517,369
                                                                            ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                         $  4,439,775
    Unrealized depreciation of investments                                       (44,111)
    Accumulated net realized losses from security transactions                (2,878,295)
                                                                            ------------
                                                                            $  1,517,369

NET ASSET VALUE, offering price and redemption price per share
    ($1,517,369 divided by 3,069,402 shares of no par value trust shares)   $       0.49
                                                                            ============

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                        $  3,331
    Interest                                            8,455
                                                     --------
       TOTAL INCOME                                                 $    11,786
                                                                    -----------

EXPENSES
    Professional fees                                  66,250
    Fund administrative fees (NOTE 2)                  54,000
    Shareholder servicing and recordkeeping
       fee (NOTE 2)                                    29,625
    Investment advisory fee (NOTE 2)                   18,106
    Accounting service fees                            15,167
    Insurance                                          14,568
    Reports to shareholders                             4,150
    Custodian fees                                      4,110
    Miscellaneous                                       2,647
    Trustees' fees and expenses (NOTE 2)                2,500
    Security pricing fees                               2,256
    Registration fees                                      25
                                                     --------
       TOTAL EXPENSES                                                   213,404
                                                                    -----------
          NET INVESTMENT LOSS                                          (201,618)
                                                                    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
    Net realized loss from investment transactions                   (2,446,482)
    Change in unrealized appreciation of investments                  1,958,929
                                                                    -----------
       NET LOSS ON INVESTMENTS                                         (487,553)
                                                                    -----------
          NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  (689,171)
                                                                    ===========

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JUNE 30, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                              2002             2001
                                                                              ----             ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss                                                   $   (201,618)    $   (242,519)
    Net realized loss from investment transactions                          (2,446,482)        (138,460)
    Change in unrealized appreciation of investments                         1,958,929       (2,898,317)
                                                                          ------------     ------------
    Net decrease in net assets resulting from operations                      (689,171)      (3,279,296)

CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS ($.08 PER SHARE)                         --         (291,228)

DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS (NOTE 2)                 (219,719)        (188,441)
                                                                          ------------     ------------

       DECREASE IN NET ASSETS                                                 (908,890)      (3,758,965)

NET ASSETS
    Beginning of period                                                      2,426,259        6,185,224
                                                                          ------------     ------------
    END OF PERIOD                                                         $  1,517,369     $  2,426,259
                                                                          ============     ============

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                     YEARS ENDED JUNE 30,
                                               ----------------------------------------------------------------
                                                 2002          2001          2000          1999          1998
                                                 ----          ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period       $   0.70      $   1.71      $   1.35      $   0.93      $   0.76
                                               --------      --------      --------      --------      --------
    Net investment income (loss)                  (0.07)        (0.07)        (0.19)        (0.22)        (0.09)
    Capital gain distributions                       --         (0.08)           --            --            --
    Net realized and unrealized gain
       (loss) on investments                      (0.14)        (0.86)         0.55          0.64          0.26
                                               --------      --------      --------      --------      --------
    Total from investment operations              (0.21)        (1.01)         0.36          0.42          0.17
                                               --------      --------      --------      --------      --------
    Net asset value, end of period             $   0.49      $   0.70      $   1.71      $   1.35      $   0.93
                                               ========      ========      ========      ========      ========

RATIO/SUPPLEMENTAL DATA
    Total return                                 (30.00)%      (56.10)%       26.67%        46.33%        21.40%
    Ratio of expenses to average net assets       11.79%         6.08%         6.93%         7.24%         9.85%
    Ratio of net investment income
       (loss) to average net assets              (11.14)%       (5.63)%       (6.61)%       (6.76)%       (8.95)%
    Portfolio turnover                              293%           22%           91%            0%           48%
    Net assets, end of period (000's)          $  1,517      $  2,426      $  6,185      $  5,169      $  3,903

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Security Fund, (the "FUND"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2002, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,203,964 to offset future realized gains which expires on June 30, 2010.

     C. DISTRIBUTIONS TO SHAREHOLDERS - The tax character of distributions paid during 2001 was as follows:

               Distributions paid from:
                 Long-term capital gains                            $   291,228
                                                                    ===========

           As of June 30, 2002, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Accumulated net realized losses from
                 security transactions                              $(2,878,295)
               Unrealized depreciation                                  (44,111)
                                                                    -----------
                                                                    $(2,922,406)
                                                                    ===========

     D. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     E. USE OF ESTIMATES - The preparation of financial statements in accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

JUNE 30, 2002
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

       Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                               FOR THE YEAR ENDED JUNE 30,
                                 -------------------------------------------------------
                                           2002                          2001
                                 -------------------------     -------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                   ------         ------         ------         ------
    Shares sold                          --     $       --            874     $    1,324
    Shares issued through reimbursement  --             --        188,627        218,808
    Shares redeemed                (373,296)      (219,720)      (354,318)      (408,573)
                                 ----------     ----------     ----------     ----------
    Net decrease                   (373,296)    $ (219,720)      (164,817)    $ (188,441)
                                 ==========     ==========     ==========     ==========

    Shares outstanding
        Beginning of period       3,442,698                     3,607,515
                                 ----------                    ----------
        End of period             3,069,402                     3,442,698
                                 ==========                    ==========

(4)  PURCHASE AND SALE OF SECURITIES

     During the year ended June 30, 2002, purchases and proceeds from sales of investment securities were $4,019,365 and $4,657,282, respectively. Net unrealized depreciation of investments aggregated $44,111, which relates to gross unrealized appreciation and gross unrealized depreciation of $61,318 and $105,429, respectively.

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

JUNE 30, 2002
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------
         (1)                  (2)             (3)              (4)              (5)            (6)
-------------------------------------------------------------------------------------------------------
Name                      Position(s)       Term of         Principal        Number of        Other
Address and                Held with      Office and      Occupation(s)     Portfolios    Directorships
Age                           Fund         Length of       During Past          in           Held by
                                          Time Served        5 Years           Fund          Trustee
                                                                              Complex
                                                                            Overseen by
                                                                              Trustee
-------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------
Richard P. Ellison       Non-Interested     3 Years       President and          2        Potomac Group
1410 Coventry Lane          Trustee         Served       Chief Executive                     Homes;
Alexandria, VA 22304                        Term is        Officer of                        Boat
Age 71                                     For Life         Intervest                        America
                                                         Financial Corp.
-------------------------------------------------------------------------------------------------------
James I. Schwartz             Non-          1 Month     Retired President        2            None
1480 Pennfield Circle      Interested       Served        Capital City
#307                        Trustee         Term is      Savings & Loan
Silver Spring, MD                          For Life            And
20906                                                    Schwartz & Co.
Age 75
-------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------
Carole S. Kinney            Trustee,        3 Years      Chairman of the         2            None
8020 Thornley Court        Secretary,       served          Board of
Bethesda, MD 20817        and Chairman      Term is         Ameritor
Age 56                       of the        for life         Financial
                          Corporation
                              Fund                           Since 1998
-------------------------------------------------------------------------------------------------------
Jerome Kinney              President        3 Years        Founder and                        None
8020 Thornley Court                         served          President,
Bethesda, MD 20817                          Term=1      Jerome F. Kinney
Age 72                                       year            Company
                                                           (builder);
                                                          President and
                                                               CEO,
                                                             Ameritor
                                                            Financial
                                                           Corporation
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Graph

     The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 1993 to June 30, 2002.

[GRAPHIC OMITTED]

                          -----------------------------
                          TOTAL RETURN VS S&P 500 INDEX
                          -----------------------------

                        --------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                          1 YEAR     5 YEAR     10 YEAR
                          (30.0)%    (7.4)%     (3.6)%
                        --------------------------------
                        AMERITOR SECURITY TRUST  $ 8,341
                        S&P 500 INDEX            $28,722
                        --------------------------------

*    Past performance is not predictive of future performance.
**   S & P 500 Index is adjusted to reflect the reinvestment of dividends.

                         Ameritor Financial Corporation
                             Ameritor Security Trust

                                 PRIVACY POLICY

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

     o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and
     o    Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.